COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2013. Future minimum lease payments under non-cancelable operating leases as of December 31, 2011 are as follows:

2012	471
2013	59

530

Total rent expenses for the years ended December 31, 2011, 2010 and 2009 were approximately $ 717, $ 686 and $ 733, respectively.

On February 7, 2012 the Company signed a new lease agreement for its US offices. The lease is for 5 years for a total cost of approximately $ 1,000. The lease payments are as follows: 2012: $ 49; 2013: $ 116; 2014: $ 204; 2015: $ 209; 2016: $ 214; 2017: $ 220; and 2018: $ 37.